Share Capital, Reserves and Retained Earnings (Details) $ / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
	Mar. 07, 2017 USD ($) $ / shares shares	Feb. 17, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jan. 31, 2016 USD ($)	Apr. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares shares	Aug. 03, 2017 shares	Dec. 31, 2016 ₪ / shares shares	May 31, 2016 shares	Feb. 29, 2016 shares	Sep. 24, 2012 shares
Share Capital, Reserves and Retained Earnings (Textual)
Share price | ₪ / shares								₪ 0.1		₪ 0.1
Ordinary per share | ₪ / shares								₪ 0.083
Gross funds raised | $							$ 5,300
Ordinary shares								514,205,799		274,205,799
Ordinary shares, authorized								1,450,000,000		700,000,000
Finance expenses | $			$ 38	$ 291			329
Reduction of additional-paid in capital | $							$ 165
Annual General Meeting of Shareholders [Member]
Share Capital, Reserves and Retained Earnings (Textual)
Ordinary shares									1,450,000,000
Ordinary shares, authorized									700,000,000
Warrants granted [Member]
Share Capital, Reserves and Retained Earnings (Textual)
Direct and incremental costs | $		$ 84
ADS [Member]
Share Capital, Reserves and Retained Earnings (Textual)
Ordinary shares								2,400,000					20
Warrants purchased							2,400,000
Warrant exercise price | $ / shares						$ 11.25
ADS [Member] | Private Placements [Member]
Share Capital, Reserves and Retained Earnings (Textual)
Investors for the sale	1,400,000
Gross proceeds for the sale | $	$ 2,800
Purchase per price | $ / shares	$ 2.00
Direct and incremental costs | $	$ 64
ADS [Member] | Securities Purchase Agreement [Member]
Share Capital, Reserves and Retained Earnings (Textual)
Warrant exercise price | $ / shares		$ 4.10
Investors for the sale		1,000,000
Gross proceeds for the sale | $		$ 2,500
Purchase per price | $ / shares		$ 2.50
Engagement agreement, Description

Cash fee equal to 7% of the aggregate gross proceeds raised in each Offering, except that in relation to any proceeds raised from certain existing shareholders of the Company participating in an Offering and listed in the Agreement ("Existing Shareholders"), the Company shall pay to the Agent a cash fee equal to 3.5% of the aggregate gross proceeds raised from such Existing Shareholders in each such Offering. In addition, the Company shall pay the Agent a cash management fee equal to 1% of the aggregate gross proceeds raised in each Offering.

▪	Warrants to purchase ADS's equal to 5% of the aggregate number of warrants to purchase ADS's placed in each Offering. The Warrant shall have the same terms as the warrants, if any, issued to investors in the applicable Offering. If no warrants are issued to investors in an Offering, the Warrant shall have a term of five years and an exercise price equal to 120% of the then market price of the ADS's. The fair value of such warrants amounted to $84 thousand at the issuance date.

▪	Expense allowance equal to $35 thousand for accountable fees and expenses of HCW (other than legal) as defined in the Agreement.

Direct and incremental costs | $		$ 429
ADS [Member] | Unregistered Warrants [Member]
Share Capital, Reserves and Retained Earnings (Textual)
Warrants purchased						177,778
Warrant exercise price | $ / shares	$ 2.30
Warrants term	5 years 6 months
ADS [Member] | Warrants [Member]
Share Capital, Reserves and Retained Earnings (Textual)
Warrants purchased						17,978
Investors [Member]
Share Capital, Reserves and Retained Earnings (Textual)
Gross funds raised | $						$ 4,000
Investors [Member] | ADS [Member]
Share Capital, Reserves and Retained Earnings (Textual)
Ordinary shares						355,556					680,000	680,000
Expenses amount | $					$ 54